Leases - Disclosure Of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Current	$ 26	$ 30
Non-current	388	396
Total	414	426
US dollars [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	357	357
Sterling [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	31	32
Euros [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	3	4
Others [member]
Disclosure Of Information Relating To Lease Liabilities [Line Items]
Total	$ 23	$ 33